Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 325,674	$ 289,707	$ 269,194
Cost of revenues	196,153	180,138	175,678
Gross profit	129,521	109,569	93,516
Operating expenses:
Research and development	37,378	34,414	31,955
Selling, marketing, general and administrative	54,274	52,133	60,559
Total operating expenses	91,652	86,547	92,514
Operating income	37,869	23,022	1,002
Financial expense, net	2,768	3,991	3,010
Income (loss) before taxes on income (tax benefit)	35,101	19,031	(2,008)
Taxes on income (tax benefit)	8,610	5,031	(2,564)
Net income	26,491	14,000	556
Attributed to non-controlling interests	244	215	(189)
Attributed to redeemable non-controlling interest			43
Adjustment to redeemable non-controlling interest			350
Net income attributable to Sapiens' shareholders	$ 26,247	$ 13,785	$ 352
Net earnings per share attributable to Sapiens' shareholders
Basic (in Dollars per share)	$ 0.53	$ 0.28	$ 0.01
Diluted (in Dollars per share)	$ 0.52	$ 0.28	$ 0.01